Note 6 - Loans (Detail) - Age Analysis of Past Due Loans Excluding Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 2,490	$ 7,734
60-89 Days Past Due	3,125	2,945
90 Days or More Past Due	37	419
Total Past Due	5,652	11,098
Nonaccrual Loans	15,668	22,969
Current	942,442	949,842
Total Financing Receivables	963,762	983,909
Recorded Investment > 90 days and accruing	37	419
Commercial and Industrial [Member]
30-59 Days Past Due	206	1,039
60-89 Days Past Due	140	94
90 Days or More Past Due	0	0
Total Past Due	346	1,133
Nonaccrual Loans	447	1,771
Current	149,415	155,589
Total Financing Receivables	150,208	158,493
Recorded Investment > 90 days and accruing	0	0
Commercial Real Estate Loans [Member]
30-59 Days Past Due	604	4,313
60-89 Days Past Due	1,881	500
90 Days or More Past Due	0	0
Total Past Due	2,485	4,813
Nonaccrual Loans	8,454	15,336
Current	461,679	462,571
Total Financing Receivables	472,618	482,720
Recorded Investment > 90 days and accruing	0	0
First Lien Residential Mortgage Loans [Member]
30-59 Days Past Due	772	973
60-89 Days Past Due	969	1,875
90 Days or More Past Due	37	328
Total Past Due	1,778	3,176
Nonaccrual Loans	6,038	5,374
Current	206,563	202,569
Total Financing Receivables	214,379	211,119
Recorded Investment > 90 days and accruing	37	328
Junior Lein Residential Mortgage Loans [Member]
30-59 Days Past Due	473	561
60-89 Days Past Due	96	255
90 Days or More Past Due	0	73
Total Past Due	569	889
Nonaccrual Loans	328	278
Current	57,851	65,886
Total Financing Receivables	58,748	67,053
Recorded Investment > 90 days and accruing	0	73
Consumer Loans [Member]
30-59 Days Past Due	435	848
60-89 Days Past Due	39	221
90 Days or More Past Due	0	18
Total Past Due	474	1,087
Nonaccrual Loans	401	210
Current	66,934	63,227
Total Financing Receivables	67,809	64,524
Recorded Investment > 90 days and accruing	$ 0	$ 18